Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
100001	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   NY Subprime Home Loan
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment

Finance charges underdisclosed $574.35 which exceeds $35 tolerance for refinance transactions.  Unable to determine underdisclosure due to missing itemization.
NY Subprime Loan.  Stated APR 7.780% and Audited APR (7.7571%) exceed NY Subprime threshold of 7.58% (1.75 over PMMS rate of 5.83%).  Non-compliant NY Subprime Loan - escrow account not established.

Violations of subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Persons violating subprime provisions are liable to the borrower of a subprime home loan for actual damages.  // APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						State - NC	RC	C	C	C
100002	1						RA	A	A	A
100003	3	[3] TIL Incomplete	Final TIL is incomplete due to missing page 2 of 2.	NO		TNR Testing Not Required	RB	B	B	B
100004	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   Rescission Period under 3 days
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement

Finance charges under disclosed by $88.23 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
ROR executed by borrowers 05/XX/1995 with expiration of rescission period noted as 05/XX/1995, only providing borrower with 2 day rescission period.

APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
100005	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer	Final TIL is inomplete due to being a signed estimated copy.	TESTED		TR Tested	RB	B	B	B
100006	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing
Final TIL was executed by borrower at closing; however, reflects estimated APR, Finance Charges, Amount Financed and Total Payment figures.
Finance charges under disclosed by $65.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				TESTED	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR Tested	RB	B	B	B
100007	2	[2] Affiliated Business Doc Missing					RB	B	B	B
100008	1						RA	A	A	A
100009	2	[2] Affiliated Business Doc Missing					RB	B	B	B
100010	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
							RB	B	B	B
100011	2
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate
[2]   State - Missing  Borrower's Choice of Attorney Disclosure

Comparison of GFE & HUD fees inaccurate; final GFE dated 05/28/2010 reflects Origination fee $1525, Credit for interest ($929) therfore Adjusted origination $596, Title service fee $731 and daily interest $614.56 however GFE column of comparison reflects Origination fee $1190, Credit for interest ($2185) therfore Adjusted origination ($995), Title service fee $1290 and daily interest $282.87.
GFE2 dated 05/28/2010 reflects an undocumented change in loan amount from $215,406 to $185,800.
Most recent GFE dated 05/28/2010 Summary of Loan Terms reflects a loan amount of $185,800 and a payment of $1,026 and the HUD summary of Loan Terms reflects a loan amount of $218,500 and a payment of $1,026.57.
Most recent GFE dated 05/28/2010 Trade-off Table reflects a loan amount of $185,800 and a payment of $1,026 and the HUD summary of Loan Terms reflects a loan amount of $218,500 and a payment of $1,026.57.
							RB	B	B	B
100012	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							RB	B	B	B
100013	1						RA	A	A	A
100014	3
[3]   TIL Incomplete
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   Initial TIL Missing

APR under disclosed by 1.1389 which exceeds the .125 tolerance.
Evidence of credit life insurance with a monthly payment of $45.28 and annual premium of $543.36. Insurance is optional. Evidence of credit disability insurance with a monthly payment of $33.49 and annual premium of $401.88. Insurance is optional.
Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $7,523.97 which exceeds the $35 tolerance for refinance transactions.  While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Tested	RB	B	B	B
100015	3
[3]   North Carolina Rate Spread Loan
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure

NC rate spread loan.  Stated APR (11.975%) and Audited APR (11.9939%) exceed comparable t-bill (4.47%) by more than 3% and conventional mortgage rate (6.46%) by more than 1.75, causing this loan to be NC Rate Spread loan.  Missing evidence lender assessed borrower's ability to repay. Non-compliant NC rate spread loan.

Violation of a NC Rate Spread provision is considered usurious and subject to usury penalties (forfeiture of all interest and return of twice the interest paid). Statute of limitations for usury is 2 years from the last payment made as of August 2007. Prior to this, it was a 2 year time frame.
						State - NC	RC	C	C	C
100016	3	[3] CT Prepaid Finance Charge Violation [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	CT Prepaid Finance Charge Violation. Total points and fees ($9,636.75) exceeds CT prepaid finance charge limitation of 5%.		SOL not found, no Assignee Liability	State - NC	RC	C	C	C
100017	2
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing

Evidence of credit life insurance with a monthly payment of $229.11 and annual premium of $2749.38 and disability with a monthly payment of $102.84 and annual premium of $1234.14. Insurance is optional.
							RB	B	B	B
100018	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   State Grace Period Below Minimum
[3]   TIL Incomplete
[2]   State - Missing Application Disclosure
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.7537 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $260.432.81 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Grace period of 10 days is below the minimum of 15 days for the state of Maryland.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Tested	RB	B	B	B
100019	3
[3]   State Late Charge Not Standard
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   Initial TIL Missing
			Evidence of credit life insurance with a annual premium of $ 5,419.50. Insurance is optional. Late charge fee of 10% exceeds the max allowed of 5% for the state of Georgia.			Late Charge	RC	C	C	C
100020	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
100021	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
			Finance charges under disclosed by $288.33 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing the TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100022	2
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   Initial TIL Missing
							RB	B	B	B
100023	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
100024	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
100025	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
			Finance charges under disclosed $211.91 which exceeds the $35 tolerance for refinance transactions. Unable to determine the under disclosure due to missing TIL itemization.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
100026	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
100027	3
[3]   TIL Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
			Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		TNR Testing Not Required	RB	B	B	B
100028	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100029	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
100030	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $275.70 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100031	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
100032	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
100033	3	[3] HUD-1 Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, fees were available for input	NO		TNR Testing Not Required	RD	D	D	D
100034	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
100035	1						RA	A	A	A
100036	3	[3] TIL Incomplete [2] State - Missing signed Notice of Mortgage Broker Fee	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		TR Tested	RB	B	B	B
100037	1						RA	A	A	A
100038	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100039	3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	RD	D	D	D
100040	2	[2] State - Missing Application Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing					RB	B	B	B
100041	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Pre-Application Dislcosure	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
100042	3
[3]   HUD-1 Incomplete
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $537.52 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	RD	D	D	D
100043	3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100044	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							RB	B	B	B
100045	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100046	3	[3] ROR Missing [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Evidence of involuntary unemployment insurance with a monthly payment of $43.65 and annual premium of $523.81. Insurance is optional.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100047	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Finance charges under disclosed by $35.01 which exceeds the $35 for refinances. TIL itemization did not disclose a closing protection letter fee of $35.00 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100048	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
100049	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
							RB	B	B	B
100050	2	[2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment					RB	B	B	B
100051	3
[3]   Rescission Period under 3 days
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Prepayment Penalty Disclosure
[2]   State - Missing Interest Rate Disclosre
[2]   State - Missing Mortgage Originator Disclosure
[2]   State - Missing Non Agency Disclosure
[2]   State - Missing Notice of Right to Discontinue Escrow
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   State - Missing Right to Choose Insurance Provider
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			ROR executed by borrowers 6/XX/2007 with expiration of rescission period noted as 6/XX/2007, however, mortgage reflects a notary date of 6/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100052	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100053	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100054	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
			Finance charges under disclosed by $565.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100055	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Interest Rate Disclosure
[2]   State - Missing Closing Statement
[2]   State - Missing Schedule of Loan Charges
[2]   Initial TIL Missing
							RB	B	B	B
100056	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Initial Tax Authorization Notice					RB	B	B	B
100057	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   Initial TIL Missing
[2]   State - Missing Anti-Coercion Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Finance charges under disclosed by $151.15 which exceeds the $35 tolerance for refinances transactions. TIL itemization did not disclose a Doc Prep Fee of $125.00 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100058	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Missing
							RB	B	B	B
100059	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					RB	B	B	B
100060	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Finance charges under disclosed by $459.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100061	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing

APR under disclosed by .3272 which exceeds the .125 tolerance.
Finance charges under disclosed by $1,891.29 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
100062	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $680.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100063	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
							RB	B	B	B
100064	3
[3]   State Late Charge Not Standard
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
			Late charge fee of 6% exceeds the max allowed of 5% for the state of Texas with interest rate greater than 10%.			Late Charge	RC	C	C	C
100065	2	[2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing					RB	B	B	B
100066	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
100067	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $178.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100068	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
100069	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100070	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
			Evidence of single credit life insurance with a monthly payment of $52.50 and annual premium of $630. Insurance is optional.				RB	B	B	B
100071	3
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   Affiliated Business Doc Missing
[2]   Initial GFE Missing
[2]   Initial TIL Missing

Evidence of single credit life insurance with a monthly payment of $70.50 and annual premium of $846. Insurance is optional. Evidence of single involuntary unemployment insurance with a monthly payment of $77.39 and annual premium of $928.64. Insurance is optional.
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
100072	2
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing
			Evidence of credit life insurance with a monthly payment of $67.22 and annual premium of 805.15. Insurance is optional.				RB	B	B	B
100073	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   Initial TIL Missing
							RB	B	B	B
100074	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
100075	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100076	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial TIL Missing
							RB	B	B	B
100077	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
							RB	B	B	B
100078	2	[2] State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table [2] State - Missing Appraisal Notice [2] Initial TIL Missing					RB	B	B	B
100079	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   Initial TIL Missing
			Evidence of credit life insurance with a monthly payment of $62.06 and annual premium of $743.44. Insurance is optional.				RB	B	B	B
100080	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100081	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
							RB	B	B	B
100082	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial TIL Missing					RB	B	B	B
100083	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing					RB	B	B	B
100084	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   Initial TIL Missing
							RB	B	B	B
100085	3
[3]   Rescission Period under 3 days
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   Initial TIL Missing

Evidence of credit life insurance with a annual premium of $5950. Insurance is optional.
ROR executed by borrowers 06/XX/2000 with expiration of rescission period noted as 06/XX/2000 however, mortgage reflects a notary date of 06/XX/2000.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
100086	2	[2] State - Missing Broker Agreement [2] State - Missing Application Disclosure [2] Initial TIL Missing					RB	B	B	B
100087	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100088	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Lock In Agreement
							RB	B	B	B
100089	3
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Final TIL was signed by the borrower at closing, however, reflects estimated finance charge figures.	NO		TNR Testing Not Required	RB	B	B	B
100090	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Credit Agreeement/Rate Lock
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing required broker disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
100091	3	[3] State Late Charge Not Standard [3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Grace period of 10 days is below 15 day minimum allowed for the state of Missouri. Late charge fee of 6% exceeds the customary of 5% for the state of Missouri.			Late Charge	RC	C	C	C
100092	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
100093	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
100094	1						RA	A	A	A
100095	2	[2] State - Missing Mortgage Broker Dislcosure [2] Initial TIL Missing					RB	B	B	B
100096	3
[3]   HUD-1 Incomplete
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Final HUD not signed by the borrower or stamped by settlement agent and is also cut off at the bottom.	YES		TR HUD Deficiency	RD	D	D	D
100097	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100098	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
100099	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
							RB	B	B	B
100100	2	[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial TIL Missing					RB	B	B	B
100101	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
100102	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
100103	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] Initial TIL Missing					RB	B	B	B
100104	3
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
			Final TIL incomplete due to missing page 2 of 2.	TESTED		TR Tested	RB	B	B	B
100105	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing
							RB	B	B	B